Fair Value Measurements - Level Three Reconciliation (Details) - Warrant liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Issuance of warrant liabilities	35,210
Change in fair value of warrant liabilities	28,913
Ending balance	64,123
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of warrant liabilities	460
Change in fair value of warrant liabilities	788
Ending balance	1,248
Underwriter Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of warrant liabilities	51
Change in fair value of warrant liabilities	88
Ending balance	139
OTM Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of warrant liabilities	2,899
Change in fair value of warrant liabilities	3,950
Ending balance	6,849
PIPE Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of warrant liabilities	31,800
Change in fair value of warrant liabilities	24,087
Ending balance	$ 55,887